UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment           [X] Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

This filing lists securities holdings reported on a form 13F filed on June 30, 2001 pursuant to a request for confidential treatment for which confidential treatment expired on December 31, 2001

Institutional Investment Manager Filing this Report:

Name:    UBS O'Connor LLC
Address: 141 West Jackson Boulevard
         Chicago, IL 60604

13F File Number:   28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: JAMES M. HNILO
Title: DIRECTOR OF COMPLIANCE
Phone: (312) 554-5243
Signature, Place, and Date of Signing:

/s/ JAMES M. HNILO, CHICAGO, IL   July 16, 2002


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0
                                        ---------

Form 13F Information Table Entry Total:  7
                                        ---------

Form 13F Information Table Value Total:  46,863
                                        ---------

Information for which confidential treatment has been requested has been omitted and filed separately with the Commission

List of Other Included Managers:  None


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


                                  CONFIDENTIAL TREATMENT REQUESTED - CONVERTIBLE ARBITRAGE POSITIONS

                                                   VALUE     SHRS OR     SHR/   PUT/            INVEST          VOTING
NAME OF ISSUER           TITLE/CLASS     CUSIP     (X1000)   PRN AMT     PRN    CALL   MANG     DISCRT   SOLE   SHARED   OTHER
--------------           -----------     -----     -------   -------     ---    ----   ----     ------   ----   ------   -----

BARNES & NOBLE INC      SUBNTCV144A09  067774AC3    1386      1000000    SH           DEFINED     01      0    1000000     0
CELL THERAPEUTICS INC   SUBNTCV144A08  150934AA5    8176      8000000    SH           DEFINED     01      0    8000000     0
COR THERAPEUTICS INC     SUBNTCV5%07   217753AD4    5334      5000000    PAR          DEFINED     01      0    5000000     0
GENZYME CORP            SBDEBCV144A21  372917AJ3    1077      1000000    SH           DEFINED     01      0    1000000     0
SEPRACOR INC            SUBDBCONV7%05  817315AH7    6028      7000000    PAR          DEFINED     01      0    7000000     0
SIEBEL SYS INC           SBNTCV5.5%06  826170AC6   24557     11500000    PAR          DEFINED     01      0    1.2E+07     0
XO COMMUNICATIONS INC    SBNTCV144A09  983764AA9     305      1500000    SH           DEFINED     01      0    1500000     0

                            TOTAL MARKET VALUE =   46863


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